UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: 	June 30, 2011

Check here if Amendment  [   ]; Amendment Number: ________
This Amendment (Check only one.):	[   ]  is a restatement
                        		[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Argus Investors' Counsel, Inc.
Address:       Holly Pond Plaza, 1281 E. Main St. 1st fl
               Stamford, Connecticut 06902

13F Filing Number:  28-542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requirements, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sharon D. Wagoner
Title:    Chairman, President, Secretary and Chief Compliance Officer
Phone:    (203) 316-9000

Signature, Place and Date of Signing:

/s/Sharon D. Wagoner 	Stamford, Connecticut	          August 11, 2011
	[Signature]		[City, State]			[Date]

Report Type  (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None





FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total: 212275
                                           (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co Com                      COM              88579Y101     4435    46760 SH       Sole                    42920              3840
Abbott Labs Com                COM              002824100     3646    69290 SH       Sole                    68665               625
Air Prods & Chems Inc Com      COM              009158106     4504    47120 SH       Sole                    43780              3340
Alcoa Inc Com                  COM              013817101     4224   266330 SH       Sole                   247530             18800
American Express Co Com        COM              025816109     4657    90085 SH       Sole                    83160              6925
Amgen Inc Com                  COM              031162100     3955    67780 SH       Sole                    62480              5300
Apple Inc Com                  COM              037833100     5252    15645 SH       Sole                    14545              1100
Archer Daniels Midland Com     COM              039483102     3694   122530 SH       Sole                   112705              9825
Automatic Data Process Com     COM              053015103     4396    83445 SH       Sole                    76695              6750
Becton Dickinson & Co Com      COM              075887109     4376    50780 SH       Sole                    46430              4350
Caterpillar Inc Del Com        COM              149123101     4284    40240 SH       Sole                    39940               300
Chubb Corp  Com                COM              171232101     3991    63740 SH       Sole                    58840              4900
Cisco Sys Inc Com              COM              17275R102     3541   226810 SH       Sole                   207110             19700
Coca-Cola Co Com               COM              191216100      572     8500 SH       Sole                     8500
Corning Inc Com                COM              219350105     3170   174675 SH       Sole                   161175             13500
Costco Whsl Corp Com           COM              22160K105     4710    57980 SH       Sole                    53780              4200
Disney Walt Co Com             COM              254687106     3967   101605 SH       Sole                    94855              6750
Emerson Elec Co Com            COM              291011104     3667    65200 SH       Sole                    65200
Exxon Mobil Corp Com           COM              30231G102     4778    58710 SH       Sole                    54360              4350
Fedex Corp Com                 COM              31428X106     4171    43970 SH       Sole                    40445              3525
General Dynamics Corp Com      COM              369550108     3945    52945 SH       Sole                    48295              4650
General Elec Co Com            COM              369604103     3661   194125 SH       Sole                   192475              1650
Google Inc Cl A                COM              38259P508     3645     7199 SH       Sole                     6649               550
Halliburton Co Com             COM              406216101      561    11000 SH       Sole                     5000              6000
Home Depot Inc Com             COM              437076102     4356   120260 SH       Sole                   110960              9300
Illinois Tool Wks Inc Com      COM              452308109     4493    79540 SH       Sole                    72940              6600
Ingersoll-Rand PLC             COM              G47791101     4222    92980 SH       Sole                    86400              6580
Intel Corp Com                 COM              458140100     4279   193115 SH       Sole                   176665             16450
International Bus Mach Com     COM              459200101     4785    27895 SH       Sole                    25855              2040
International Paper Co Com     COM              460146103     3654   122520 SH       Sole                   122520
JPMorgan Chase & Co Com        COM              46625H100     3093    75560 SH       Sole                    74910               650
Johnson & Johnson Com          COM              478160104     4603    69190 SH       Sole                    63590              5600
Kimberly Clark Corp Com        COM              494368103     4280    64305 SH       Sole                    59635              4670
McDonalds Corp Com             COM              580135101     4799    56910 SH       Sole                    52260              4650
McGraw-Hill Cos Inc            COM              580645109     4497   107300 SH       Sole                    98560              8740
Microsoft Corp Com             COM              594918104     4088   157240 SH       Sole                   145240             12000
Morgan Stanley Com             COM              617446448     3685   160150 SH       Sole                   146850             13300
Nucor Corp Com                 COM              670346105     3759    91200 SH       Sole                    85300              5900
Occidental Pete CP Com         COM              674599105     4059    39015 SH       Sole                    35915              3100
Pepsico Inc Com                COM              713448108     3719    52800 SH       Sole                    48150              4650
Pfizer Inc Com                 COM              717081103     4561   221425 SH       Sole                   203525             17900
Procter & Gamble Co Com        COM              742718109     4111    64665 SH       Sole                    59365              5300
Qualcomm Inc Com               COM              747525103     4418    77800 SH       Sole                    71280              6520
Schlumberger Ltd Com           COM              806857108     4053    46915 SH       Sole                    46565               350
Staples Inc Com                COM              855030102     3516   222560 SH       Sole                   204060             18500
Stryker Corp Com               COM              863667101     3986    67915 SH       Sole                    62215              5700
Time Warner Inc Com            COM              887317303     4236   116460 SH       Sole                   107060              9400
US Bancorp DE Com              COM              902973304     3976   155875 SH       Sole                   143825             12050
Unilever NV NY                 COM              904784709     3872   117870 SH       Sole                   117070               800
Union Pac Corp Com             COM              907818108     4594    44000 SH       Sole                    40275              3725
Verizon Communications Com     COM              92343V104     4447   119435 SH       Sole                   110435              9000
Wal-Mart Stores Inc Com        COM              931142103     3981    74920 SH       Sole                    69020              5900
Walgreen Co Com                COM              931422109     4349   102425 SH       Sole                    93725              8700